Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets	Right-of-use assets
	Property	Office equipment	Motor Vehicle	Total
	USD	USD	USD	USD
Balance as at January 1, 2022	–	6,105	117,261	123,366
Addition	118,881	–	95,105	213,986
Depreciation	(59,440)	(1,390)	(66,522)	(127,352)
Effect of movement in exchange rates	–	32	619	651
As at December 31, 2022	59,441	4,747	146,463	210,651
Addition	-	-	52,664	52,664
Gain of lease early termination	-	-	(20,854)	(20,854)
Depreciation	(59,582)	(1,393)	(104,887)	(165,862)
Effect of movement in exchange rates	141	71	1,623	1,835
As at December 31, 2023	-	3,425	75,009	78,434

Schedule of Consolidated Statements of Profit or Loss and Other Comprehensive Income	Amounts recognized in consolidated statements of profit or loss and other comprehensive income:
	2023	2022	2021
	USD	USD	USD
Interest on lease liabilities	10,088	12,280	9,208
Expenses relating to short-term lease and low value assets	292,897	224,731	195,910
Depreciation charge for right-of-use assets	165,862	127,352	133,005

Schedule of Amounts Recognized in Statements of Cash Flows	Amounts recognized in statements of cash flows
	2023	2022	2021
	USD	USD	USD
Payment of lease liabilities	(178,040)	(133,382)	(143,549)